UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2003

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds GROWTH EQUITY FUNDS Semiannual Report February 28, 2003 Long-term capital growth potential from a diversified portfolio of equity investments.

Goldman Sachs Growth Equity Funds GOLDMAN SACHS CAPITAL GROWTH FUND GOLDMAN SACHS STRATEGIC GROWTH FUND GOLDMAN SACHS CONCENTRATED GROWTH FUND GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

GOLDMAN SACHS GROWTH EQUITY FUNDS What Differentiates Goldman Sachs’ Growth Investment Process? Over the past 22 years, the Goldman Sachs Growth Team has consistently applied a three-step investment process based on our belief that wealth is created through the long-term ownership of growing businesses. GOLDMAN SACHS’ GROWTH INVESTMENT PROCESS 1 BUY THE BUSINESS 2 BUY HIGH-QUALITY GROWTH BUSINESSES 3 BUY AT AN ATTRACTIVE PRICE 1 BUY THE BUSINESS Make decisions as long-term business owners Result rather than as stock traders Performance driven by the compounding growth of businesses over time — not short-Perform in-depth, fundamental research term market movements Focus on long-term structural and Long-term participation in growing competitive advantages businesses — less reliance on macroeconomic predictions, market timing, sector rotation or momentum 2 BUY HIGH-QUALITY GROWTH BUSINESSES Identify high quality growth businesses. Result Some required investment criteria include: Investment in businesses that meet these Established brand names criteria — and are strategically positioned for Dominant market shares consistent long-term growth Pricing power Recurring revenue streams Free cash flow Long product life cycles Favorable long-term growth prospects Excellent management 3 BUY AT AN ATTRACTIVE PRICE Perform rigorous valuation analysis of Result every potential investment Good investment decisions based on Use valuation tools and analytics to ensure solid understanding of what each business that the high-quality business franchises is worth we have identified also represent sound Attractive buying opportunities as the stock investments prices of quality growth businesses fluctuate over time

PORTFOLIO RESULTS Capital Growth Fund Dear Shareholder, This report provides an overview on the performance of the Goldman Sachs Capital Growth Fund during the six-month reporting period that ended February 28, 2003. Performance Review For the six-month period that ended February 28, 2003, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of -7.38%, -7.71%, -7.72%, -7.26%, and -7.44%, respectively. These returns compare to the -7.29% cumulative total return of the Fund’s benchmark, the S&P 500 Index. As these returns indicate, it has been a difficult investment environment and the Fund was unable to avoid the weakness that permeated the financial markets. The returns clearly show that it was a difficult period in the equity market and for the Fund. In particular, the underperformance of Valassis Communications, Inc., MBNA Corp., and TMP Worldwide Inc. (TMP) detracted from results. TMP has languished in the recent economic environment as its businesses have suffered from the swift downturn in employment demand. In its most recent quarterly earnings report, the company revealed that it posted a loss that was not only wider than consensus expectations but also worse than what TMP had forecast in November 2002. The company also dimmed its outlook for this year. Despite plans to spin off its struggling eResourcing and executive search units during the first quarter of 2003, the company still has several issues that continue to overhang the business, including significant turnover in TMP’s senior management over the past several quarters. As a result, we eliminated TMP from the Fund’s portfolio. A number of the Fund’s pharmaceutical holdings also fell during the period, including Wyeth, Bristol-Myers Squibb Co. (Bristol-Myers), and Schering-Plough Corp. Bristol-Myers, for example, experienced a sharp decline as a number of company-specific issues weighed on its stock price. Toward the middle of the year, it was reported that the Securities and Exchange Commission had made an inquiry into Bristol-Myers’ revenue recognition policy for 2001. Although the company has yet to be charged with any impropriety, there were concerns that Bristol-Myers would be the next company to be formally investigated by a regulatory agency. Despite the recent difficulties, we continue to believe in pharmaceutical companies since aging population demographics in the U.S. and abroad should support strong growth over the foreseeable future. While the Technology sector fell sharply during the period, the Fund’s holdings in this area outperformed those in the benchmark. Examples of holdings that met our criteria for a high quality growth investment were Microsoft Corp., Dell Computer Corp., and Intuit, Inc. Within the Consumer Staples sector, we added value through the strong performance of Wm. Wrigley Jr. Co. and Avon Products, Inc. Despite the overall rotation out of equities, investors found companies in this area to be attractive as they were partially insulated from much of the accounting scandals and industry-specific weakness that weighed on other sectors.

PORTFOLIO RESULTS Portfolio Composition As bottom-up stock pickers, we focus on the real worth of the business and, to the extent that we find several businesses in related industries that have long-term growth potential, we may become heavily invested in a particular sector. With this in mind, as of February 28, 2003, the Consumer Staples, Technology, and Media sectors constituted a large portion of the Fund. The Fund tends to avoid making heavy investments in Capital Goods, Basic Industry, and other cyclical companies that we feel are incapable of exhibiting long-term growth. These types of businesses do not typically have the pricing power and strong business franchise characteristics that we prefer. Portfolio Highlights While the Fund produced a negative return during the reporting period, there were several pockets of opportunity we identified for the portfolio. Dell Computer Corp. (Dell) — For the past several years, Dell has evolved from a newcomer in the PC industry to one of the leading information technology (“IT”) hardware vendors in the world. Not only did Dell’s stock price hold up in the face of a plummeting market but it was able to gain some ground against its peers as well. It is typical for dominant franchise companies to emerge from an economic downturn with improved competitive positions as they take market share from weaker rivals. Cablevision Systems New York Group (Cablevision) — Cablevision is the seventh largest cable T.V. operator in the U.S. and management has recently made several strategic moves to enhance its operations. In November, Quadrangle Capital Partners invested $75 million in the firm and Steven Rattner, an experienced media investment banker and principal of Quadrangle, joined Cablevision’s board of directors. This was a positive development for Cablevision as they should benefit greatly from having a seasoned media investor on their board. The company also announced a series of transactions planned to decrease debt. Among these is the planned sale of Bravo cable entertainment channel to NBC for $1.25 billion as well as the sale of its movie theater chain, Clearview Cinemas, and the closing of more than half of its 43 Wiz electronics stores. These developments have reaffirmed our faith in Cablevision management’s ability and dedication to increasing shareholder value.

PORTFOLIO RESULTS Wm. Wrigley Jr. Co. (Wrigley) — In times of economic weakness, investors typically flock to “defensive” firms such as Wrigley as the demand for their products is less sensitive to fluctuations in the economy. For the majority of 2002, Wrigley enjoyed strong stock price performance. The company was rewarded for growing its business by expanding into emerging markets and developing new products. Going forward, we believe that Wrigley’s greatest growth opportunities could be found abroad, where it has introduced its products to Western Europe, China, and India. We thank you for your investment and look forward to earning your continued confidence. Goldman Sachs Growth Investment Team New York, March 14, 2003

FUND BASICS

Capital Growth Fund

as of February 28, 2003

Assets Under Management

$1.8 Billion

Number of Holdings

87

NASDAQ SYMBOLS

Class A Shares

GSCGX

Class B Shares

GSCBX

Class C Shares

GSPCX

Institutional Shares

GSPIX

Service Shares

GSPSX

PERFORMANCE REVIEW

September 1, 2002–February 28, 2003	Fund Total Return (based on NAV)[1]	S&P 500 Index[2]
Class A	-7.38%	-7.29%
Class B	-7.71	-7.29
Class C	-7.72	-7.29
Institutional	-7.26	-7.29
Service	-7.44	-7.29

[1] *The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.*

[2] *The S&P 500 Index (with dividends reinvested) is the Standard & Poor's 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes.*

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/02	Class A	Class B	Class C	Institutional	Service
One Year	-29.03%	-29.19%	-26.23%	-24.59%	-24.96%
Five Years	-1.11	-1.13	-0.71	0.41	-0.09[4]
Ten Years	8.23	N/A	N/A	N/A	8.78[4]
Since Inception	10.10 (4/20/90)	5.73 (5/1/96)	0.51 (8/15/97)	1.64 (8/15/97)	10.54[4] (4/20/90)

[3] *The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.*

[4] *Performance data for Service Shares prior to August 15, 1997 (commencement of operations) is that of Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares of the Capital Growth Fund reflects the expenses applicable to the Fund's Class A Shares. The fees applicable to Service Shares are different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares.*

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 2/28/03[5]

Holding	% of Total Net Assets	Line of Business
Microsoft Corp.	5.2%	Computer Software
Wal-Mart Stores, Inc.	3.9	Retailing
Exxon Mobil Corp.	3.8	Oil & Gas
Pfizer, Inc.	3.7	Drugs & Medicine
General Electric Co.	2.9	Electrical Equipment
Viacom, Inc. Class B	2.8	Movies & Entertainment
Johnson & Johnson	2.7	Drugs & Medicine
Fannie Mae	2.6	Financials
PepsiCo, Inc.	2.6	Beverages
Freddie Mac	2.6	Financials

5

[5] *The top 10 holdings may not be representative of the Fund's future investments.*

FUND BASICS GOLDMAN SACHS CAPITAL GROWTH FUND STANDARDIZED AFTER-TAX PERFORMANCE AS OF 12/31/02 Since Inception Class A Shares One Year Five Years Ten Years (4/20/90) Returns before taxes* -29.03% -1.11% 8.23% 10.10% Returns after taxes on distributions** -29.03 -1.97 5.45 7.41 Returns after taxes on distributions -17.83 -0.70 5.71 7.40 and sale of Fund shares*** As of December 1, 2001, the mutual fund industry is required to provide standardized after-tax performance in sales literature for funds that either include other forms of after-tax performance in their sales literature or portray themselves as being managed to limit the effect of taxes on performance. Above are standardized after-tax returns for Class A Shares of Goldman Sachs Capital Growth Fund to which the new requirement applies. The after-tax returns for Class B, Class C, Institutional and Service Shares will vary. Standardized after-tax returns assume reinvestment of all distributions at net asset value and reflect a maximum initial sales charge of 5.5% for Class A Shares. The returns are calculated using the historical highest individual federal marginal income tax rates (38.6% for ordinary income dividends and 20% for capital gain distributions) and do not reflect state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. *Returns before taxes do not reflect taxes on distributions on the Fund’s Class A Shares, nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you. **Returns after taxes on distributions assume that taxes are paid on distributions on the Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period. ***Returns after taxes on distributions and sale of Fund shares reflect taxes paid on the Fund’s Class A Shares and taxes applicable when the investment is redeemed (sold) by you.

PORTFOLIO RESULTS Strategic Growth Fund Dear Shareholder, This report provides an overview on the performance of the Goldman Sachs Strategic Growth Fund during the six-month reporting period that ended February 28, 2003. Performance Review For the six-month period that ended February 28, 2003, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of -7.05%, -7.51%, -7.50%, -6.95%, and -7.03%, respectively. These returns compare to the Fund’s benchmark, the Russell 1000 Growth Index, and its former benchmark, the S&P 500 Index, which generated cumulative total returns of -6.72% and -7.29%, respectively. As these returns indicate, it has been a difficult investment environment. During the reporting period, the Fund was negatively impacted by weakness that permeated the equity markets. In particular, the Fund’s stock and industry exposure in a number of areas detracted from absolute and relative returns. For example, in the Health Care sector, the Fund’s holdings in both Wyeth and Pfizer, Inc. dampened results. Despite the recent downturn, favorable aging population demographics in the U.S. and abroad are the underpinnings of our expectations for strong pharmaceutical growth over the foreseeable future. Portfolio Composition The Strategic Growth Fund invests primarily in large-cap growth stocks. More specifically, we focus the portfolio on high quality growth companies with dominant market share, pricing control, recurring revenue streams, and free cash flow. The Fund is more selective and focused than many mutual funds, as we typically have between with 50 to 70 holdings in the portfolio. Portfolio Highlights While the overall equity markets fell during the reporting period, there were a number of holdings within the Fund that performed relatively well. Cox Communications, Inc. (Cox) — Cox is the fourth largest cable company in the U.S., offering its subscribers basic cable, digital cable, high speed data, and telephony. We believe that digital cable, high speed data, and telephony should produce the majority of the firm’s growth going forward. These services provide incremental revenue and cash flow as well as helping to increase retention in its core cable business. In addition, Cox boasts a large subscriber base with long-term franchise agreements with local municipalities. As a cable business, Cox benefits from its subscriber-base, which provides the company with recurring monthly fees. First Data Corp. (First Data) — First Data is known throughout the financial industry for its processing ability. Western Union, a subsidiary, possesses a 150-year-old brand name that is synonymous with electronic payments worldwide. Its merchant services unit, which processes bankcard transactions worldwide, generates revenues through joint ventures with major bank partners. The banks pursue and maintain the client relationships while First Data does the

PORTFOLIO RESULTS processing at several million merchant locations. As more payments worldwide move from cash to electronic, the company will process the transactions for a fee, providing for a steady recurring revenue stream. As merchants move toward the Internet, the company is striving to handle the subsequent electronic payments and we feel is well positioned to capture this valuable market opportunity. QUALCOMM, Inc. (QUALCOMM) — QUALCOMM is the innovator of Code Division Multiple Access (CDMA) technology and possesses an extensive portfolio of intellectual property rights spanning over 2,000 patents (both issued and pending) pertaining to CDMA and wireless technology. CDMA is the fastest growing wireless standard with over 125 million subscribers worldwide. The market for CDMA and the viability of the technology are more apparent now than at any point since its creation by QUALCOMM. The company has long asserted that its CDMA technology offered better use of spectrum, better voice quality, and lower network infrastructure costs than any other available standard. QUALCOMM will ultimately get royalties on almost every wireless phone sold worldwide. Earning a royalty on every CDMA phone produced leaves the company in an enviable position given the all-margin nature of royalties. We thank you for your investment and look forward to earning your continued confidence. Goldman Sachs Growth Investment Team New York, March 14, 2003

FUND BASICS

Strategic Growth Fund

as of February 28, 2003

Assets Under Management

$204.3 Million

Number of Holdings

55

NASDAQ SYMBOLS

Class A Shares

GGRAX

Class B Shares

GSWBX

Class C Shares

GGRCX

Institutional Shares

GSTIX

Service Shares

GSTSX

PERFORMANCE REVIEW

September 1, 2002–February 28, 2003	Fund Total Return (based on NAV)[1]	S&P 500 Index[2]	Russell 1000 Growth Index[2]
Class A	-7.05%	-7.29%	-6.72%
Class B	-7.51	-7.29	-6.72
Class C	-7.50	-7.29	-6.72
Institutional	-6.95	-7.29	-6.72
Service	-7.03	-7.29	-6.72

[1] *The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.*

[2] *The Russell 1000 Growth Index (with dividends reinvested), an unmanaged market capitalization weighted index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values, has replaced the S&P 500 Index as the Fund's performance benchmark. The Russell 1000 Growth Index contains securities that are more comparable to those held in the Fund's portfolio and, in the Investment Adviser's opinion, is a more appropriate benchmark against which to measure the performance of the Fund. The Index figures do not reflect any deduction for fees, expenses or taxes. The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes.*

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/02	Class A	Class B	Class C	Institutional	Service
One Year	-31.44%	-31.61%	-28.78%	-27.18%	-27.41%
Since Inception (5/24/99)	-11.65	-11.68	-10.89	-9.89	-10.19

[3] *The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.*

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 2/28/03[4]

Holding	% of Total Net Assets	Line of Business
Microsoft Corp.	5.3%	Computer Software
Pfizer, Inc.	4.9	Drugs & Medicine
Freddie Mac	4.1	Financials
Wal-Mart Stores, Inc.	3.9	Retailing
Fannie Mae	3.8	Financials
PepsiCo, Inc.	3.8	Beverages
Viacom, Inc. Class B	3.7	Movies & Entertainment
Johnson & Johnson	3.6	Drugs & Medicine
First Data Corp.	3.3	Computer Services
Wyeth	3.1	Drugs & Medicine

[4] *The top 10 holdings may not be representative of the Fund's future investments.*

9

PORTFOLIO RESULTS Concentrated Growth Fund Dear Shareholder, This report provides an overview on the performance of the Goldman Sachs Concentrated Growth Fund from its inception on September 3, 2002, through February 28, 2003. Performance Review From the Fund’s inception on September 3, 2002 through February 28, 2003, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of -3.70%, -4.00%, -4.10%, -3.50%, and -3.70%, respectively. These returns compare to the -6.72% cumulative total return of the Fund’s benchmark, the Russell 1000 Growth Index. While the Fund could not escape the weakness in the equity markets, it did significantly outperform its benchmark. The Fund’s strong relative performance was primarily driven by strength in the Consumer Staples sector. In particular, both PepsiCo, Inc. and Wm. Wrigley Jr. Co. (Wrigley) performed well. Wrigley has been well positioned throughout the current economic downturn. This is primarily attributable to the company’s leadership position in the chewing gum industry. On the negative side, the poor returns of several Consumer Discretionary companies detracted from the results. Both Harrah’s Entertainment, Inc. (Harrah’s) and Cendant Corp. detracted from performance. In the case of Harrah’s, its stock has been weak due to concerns over a slowdown in consumer demand and unreasonably high earnings expectations. Portfolio Composition The Concentrated Growth Fund typically holds 30-40 high quality growth companies and tends to be more concentrated in individual holdings, industries, and sectors than the typical, broadly-diversified large cap growth portfolio. In addition, the Fund is not constrained by a benchmark, thus resulting in higher risk/reward potential. Portfolio Highlights While the overall equity markets fell during the reporting period, there were a number of holdings within the Fund that performed relatively well. Liberty Media Corp. (Liberty) — Liberty owns control or influential equity stakes in cable and cable TV programmers around the world. Liberty owns stakes in powerful brand franchises such as The Discovery Channel, Learning Channel, Travel Channel, Starz!, Encore, QVC, and many other household name brand channels. Liberty offers investors the ability to participate in buying media assets that the investor cannot make on his/her own because of limited capital. In addition to just owning this valuable set of assets, we believe Liberty’s stock trades at a substantial discount to fair and private market values.

PORTFOLIO RESULTS Wm. Wrigley Jr. Co. (Wrigley) — Wrigley is the only true global chewing gum company with over half of the share in each of its mature markets and commanding leads in developing markets. Wrigley has been well positioned throughout the current economic downturn. First, its products enjoy long life cycles, for example Wrigley’s Spearmint gum is a 100+ year-old brand. Second, the company possesses a degree of pricing power, as single packs in the U.S. have been priced at only 25¢ for the past ten years, and there is an opportunity for significant price increases if the company chooses. Third, the business does not require much capital (no large manufacturing plants to build), thus generating a great deal of free cash flow. EchoStar Communications Corp. (EchoStar) — EchoStar is the second largest Satellite TV operator in the U.S. and is the fastest growing multi-channel video distributor. Although the attempt to merge with DirecTV was unsuccessful, the market was encouraged by EchoStar’s immediate attention to the costs of the failed merger. It is apparent that the company is quickly dealing with the financial consequences and is expected to focus more on growing its subscriber base going forward. In general, we believe EchoStar is an attractive growth investment due to its excellent management, subscriber growth, recurring revenue stream business model, and competitive positioning. We thank you for your investment and look forward to earning your continued confidence. Goldman Sachs Growth Investment Team New York, March 14, 2003

FUND BASICS

Concentrated Growth Fund

as of February 28, 2003

Assets Under Management

$31.4 Million

Number of Holdings

38

NASDAQ SYMBOLS

Class A Shares

GCGAX

Class B Shares

GCGBX

Class C Shares

GCGCX

Institutional Shares

GCRIX

Service Shares

GCGSX

PERFORMANCE REVIEW

September 3, 2002–February 28, 2003	Fund Total Return (based on NAV)[1]	Russell 1000 Growth Index[2]
Class A	-3.70%	-6.72%
Class B	-4.00	-6.72
Class C	-4.10	-6.72
Institutional	-3.50	-6.72
Service	-3.70	-6.72

[1] *The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.*

[2] *The Russell 1000 Growth Index (with dividends reinvested) is an unmanaged market capitalization weighted index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes.*

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/02	Class A	Class B	Class C	Institutional	Service
One Year	n/a	n/a	n/a	n/a	n/a
Since Inception (9/3/02)	-4.35	-3.90	-0.10	1.30	1.20

[3] *The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.*

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 2/28/03[4]

Holding	% of Total Net Assets	Line of Business
Viacom, Inc. Class B	7.0%	Movies & Entertainment
Univision Communications, Inc.	5.3	Broadcasting & Cable/Satellite TV
Microsoft Corp.	4.8	Computer Software
First Data Corp.	4.6	Computer Services
PepsiCo, Inc.	4.6	Beverages
Clear Channel Communications, Inc.	4.2	Broadcasting & Cable/Satellite TV
Cablevision Systems New York Group	4.2	Broadcasting & Cable/Satellite TV
Freddie Mac	4.2	Financials
Liberty Media Corp.	4.1	Movies & Entertainment
Fannie Mae	4.0	Financials

[4] *The top 10 holdings may not be representative of the Fund's future investments.*

12

PORTFOLIO RESULTS Growth Opportunities Fund Dear Shareholder, This report provides an overview on the performance of the Goldman Sachs Growth Opportunities Fund during the six-month reporting period that ended February 28, 2003. Performance Review For the six-month period that ended February 28, 2003, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of -4.05%, -4.48%, -4.37%, -3.92%, and -4.13%, respectively. These returns compare to the Fund’s benchmark, the Russell Midcap Growth Index, and its former benchmark, the S&P Midcap 400 Index, which generated cumulative total returns of -1.36% and -7.79%, respectively. As these returns indicate, it has been a difficult investment environment and the Fund was unable to avoid the weakness that permeated the financial markets. During the reporting period, mid-cap value stocks significantly outperformed their mid-cap growth counterparts. The market has favored more defensive securities and companies that perform well coming out of a recession. These are typically value-oriented stocks and are therefore less represented in the Fund’s portfolio. During the reporting period, the three growth sectors that were hardest hit were Cyclicals, Producer Goods and Services, and Health Care. The Fund’s exposure to these areas detracted from absolute and relative returns. In the Producer Goods and Services and the Cyclicals sectors, corporate spending was weak and investors were drawn to more defensive names in the context of the uncertain economic environment. In the Health Care sector, there were several company-specific issues that led to poor results. As a result, the growth indices and the Fund suffered for the period. Portfolio Composition The Fund invests primarily in medium-sized growth companies with a market capitalization between $1 and $10 billion. We seek companies that generally fall into these categories: (1) high growth companies with dominant market share in a niche industry, (2) companies that are undergoing fundamental improvements in their business or long-term growth rates, or (3) under-followed/under-recognized growth companies whose long-term prospects are under-appreciated by Wall Street analysts. We strive to purchase these companies at reasonable valuations in order to capture the full benefits of their growth. Portfolio Highlights While the overall equity markets fell during the reporting period, there were a number of holdings within the Fund’s portfolio that performed relatively well. Cablevision Systems New York Group (Cablevision) — Cablevision is the seventh largest cable T.V. operator in the U.S. and management has recently made several strategic moves to enhance its operations. In November 2002, Quadrangle Capital Partners invested $75 million in the firm and Steven Rattner, an experienced media investment banker and principle of Quadrangle, joined Cablevision’s board of directors. This was a positive

PORTFOLIO RESULTS development for Cablevision as they will greatly benefit from having a seasoned media investor on their board. The company also announced a series of transactions planned to decrease debt. Among these are the planned sale of Bravo cable entertainment channel to NBC for $1.25 billion, as well as the sale its movie theater chain, Clearview Cinemas, and the closing of more than half of its 43 Wiz electronics stores. These developments have reaffirmed our faith in Cablevision management’s ability and dedication to increasing shareholder value. Coach, Inc. (Coach) — Coach, a designer, producer and marketer of high quality, modern American classic accessories, is dominant in its niche and continues to exhibit strong growth in a difficult environment. The company has been reporting earnings above expectations. At a time when people are reluctant to spend money on a whole new wardrobe, companies known for accessories, such as Coach, have held up better than clothing retailers. Harman International Industries, Inc. (Harman) — Harman manufactures high fidelity audio products and audio systems for many of the major automotive makers in the world. Harman has enjoyed increased penetration in the high-end auto market and its share price rose sharply during the period. We thank you for your investment and look forward to earning your continued confidence. Goldman Sachs Growth Investment Team New York, March 14, 2003

FUND BASICS Growth Opportunities Fund as of February 28, 2003 Assets Under Management $567.9 Million Number of Holdings 73 NASDAQ SYMBOLS Class A Shares GGOAX Class B Shares GGOBX Class C Shares GGOCX Institutional Shares GGOIX Service Shares GGOSX PERFORMANCE REVIEW Fund Total Return S&P Midcap Russell Midcap September 1, 2002–February 28, 2003 (based on NAV)1 400 Index2 Growth Index2 Class A -4.05% -7.79% -1.36% Class B -4.48 -7.79 -1.36 Class C -4.37 -7.79 -1.36 Institutional -3.92 -7.79 -1.36 Service -4.13 -7.79 -1.36 1 The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges. 2 The Russell Midcap Growth Index, an unmanaged market capitalization weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values, has replaced the S&P Midcap 400 Index as the Fund’s performance benchmark. The Russell Midcap Growth Index contains securities that are more comparable to those held in the Fund’s portfolio and, in the Investment Adviser’s opinion, is a more appropriate benchmark against which to measure the performance of the Fund. The stocks are also members of the Russell 1000 Growth Index. The Index figures do not reflect any deduction for fees, expenses or taxes. The S&P Midcap 400 Index is an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes. STANDARDIZED TOTAL RETURNS3 For the period ended 12/31/02 Class A Class B Class C Institutional Service One Year -31.19% -31.36% -28.45% -26.96% -27.29% Since Inception 9.81 10.24 10.72 11.95 11.39 (5/24/99) 3 The Standardized Total Returns are average annual total returns as of the most recent calendar quarter- end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. TOP 10 HOLDINGS AS OF 2/28/034 % of Total Holding Net Assets Line of Business Cablevision Systems New York Group 2.9% Broadcasting & Cable/Satellite TV Harman International Industries, Inc. 2.6 Other Consumer Discretionary Intuit, Inc. 2.6 Computer Software Grainger W.W., Inc. 2.3 Other Products, Goods & Services Univision Communications, Inc. 2.2 Broadcasting & Cable/Satellite TV Entercom Communications Corp. 2.2 Broadcasting & Cable/Satellite TV Cendant Corp. 2.2 Other Consumer Discretionary Amphenol Corp. 2.1 Other Technology EchoStar Communications Corp. 2.1 Broadcasting & Cable/Satellite TV ARAMARK Corp. Class B 2.0 Restaurants 4 The top 10 holdings may not be representative of the Fund’s future investments.

GOLDMAN SACHS CAPITAL GROWTH FUND

Performance Summary
February 28, 2003 (Unaudited)

The following graph shows the value, as of February 28, 2003, of a $10,000 investment made on April 20, 1990 (commencement of operations) in Class A Shares (with the maximum sales charge of 5.5%) of the Goldman Sachs Capital Growth Fund. For comparative purposes, the performance of the Fund’s benchmark, the Standard and Poor’s 500 Index (with dividends reinvested) (“S&P 500 Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Capital Growth Fund’s Lifetime Performance

Growth of a $10,000 Investment, with dividends reinvested, from April 20, 1990 to February 28, 2003.

Average Annual Total Return through February 28,
2003	Since Inception	Ten Years	Five Years	One Year	Six Months(a)

Class A (commenced April 20, 1990)
Excluding sales charges	10.06%	8.54%	-2.83%	-24.54%	-7.38%
Including sales charges	9.58%	7.92%	-3.92%	-28.68%	-12.48%

Class B (commenced May 1, 1996)
Excluding contingent deferred sales charges	4.88%	n/a	-3.56%	-25.12%	-7.71%
Including contingent deferred sales charges	4.88%	n/a	-3.95%	-28.87%	-12.32%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	-0.34%	n/a	-3.55%	-25.11%	-7.72%
Including contingent deferred sales charges	-0.34%	n/a	-3.55%	-25.86%	-8.64%

Institutional Class (commenced August 15, 1997)	0.77%	n/a	-2.46%	-24.27%	-7.26%

Service Class (commenced August 15, 1997)	0.29%	n/a	-2.95%	-24.64%	-7.44%

(a)	Not annualized.

GOLDMAN SACHS CAPITAL GROWTH FUND

Statement of Investments
February 28, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – 99.5%

Aerospace & Defense – 0.6%
103,700	Lockheed Martin Corp.	$4,741,164
90,500	Raytheon Co.	2,450,740
66,040	United Technologies Corp.	3,868,623

		11,060,527

Banks – 5.2%
424,149	Bank of America Corp.	29,368,077
1,193,700	Citigroup, Inc.	39,797,958
201,300	The Bank of New York Co., Inc.	4,585,614
480,900	Wells Fargo & Co.	21,808,815

		95,560,464

Beverages – 4.1%
1,237,150	PepsiCo, Inc.	47,407,588
695,200	The Coca-Cola Co.	27,960,944

		75,368,532

Biotechnology – 0.9%
308,000	Amgen, Inc.*	16,829,120

Broadcasting & Cable/ Satellite TV – 3.8%
616,545	Cablevision Systems New York Group*	10,968,335
438,930	Clear Channel Communications, Inc.*	16,025,334
185,600	Cox Communications, Inc.*	5,503,040
672,020	EchoStar Communications Corp.*	17,694,287
760,600	Univision Communications, Inc.*	18,840,062

		69,031,058

Chemicals – 1.0%
480,729	E.I. du Pont de Nemours & Co.	17,628,332

Commercial Services – 0.2%
57,399	The McGraw-Hill Cos., Inc.	3,228,120

Computer Hardware – 4.0%
1,260,390	Dell Computer Corp.*	33,980,115
1,908,480	EMC Corp.*	14,103,667
322,600	International Business Machines Corp.	25,146,670

		73,230,452

Computer Services – 2.5%
146,000	Automatic Data Processing, Inc.	4,745,000
814,420	First Data Corp.	28,219,653
177,800	Paychex, Inc.	4,661,916
524,230	Sabre Holdings Corp.*	8,681,249

		46,307,818

Computer Software – 7.0%
496,400	Intuit, Inc.*	23,588,928
3,972,800	Microsoft Corp.	94,155,360
780,000	Oracle Corp.*	9,328,800

		127,073,088

Drugs & Medicine – 12.2%
906,210	Bristol-Myers Squibb Co.	21,114,693
565,200	Eli Lilly & Co.	31,967,712
924,500	Johnson & Johnson	48,490,025
372,500	Merck & Co., Inc.	19,649,375
2,267,010	Pfizer, Inc.	67,602,238
293,600	Schering-Plough Corp.	5,290,672
788,500	Wyeth	27,794,625

		221,909,340

Electrical Equipment – 2.8%
2,165,600	General Electric Co.	52,082,680

Environmental – 0.2%
145,900	Waste Management, Inc.	2,903,410

Financials – 9.2%
748,900	Fannie Mae	48,004,490
854,300	Freddie Mac	46,687,495
1,309,070	MBNA Corp.	18,130,620
149,900	Merrill Lynch & Co., Inc.	5,108,592
180,400	Morgan Stanley Dean Witter & Co.	6,647,740
53,900	SLM Corp.	5,872,405
521,380	State Street Corp.	19,212,853
1,599,300	The Charles Schwab Corp.	12,634,470
137,100	Washington Mutual, Inc.	4,734,063

		167,032,728

Foods – 1.5%
514,860	Wm. Wrigley Jr. Co.	27,611,942

Gaming/ Lodging – 2.2%
368,500	Harrah’s Entertainment, Inc.*	12,101,540
613,340	Marriott International, Inc.	18,535,135
408,380	Starwood Hotels & Resorts Worldwide, Inc. Class B	9,233,472

		39,870,147

Household/ Personal Care – 5.3%
306,600	Avon Products, Inc.	15,943,200
452,860	Colgate-Palmolive Co.	22,783,386
635,100	Energizer Holdings, Inc.*	16,861,905
410,600	The Gillette Co.	12,396,014
340,380	The Procter & Gamble Co.	27,863,507

		95,848,012

Insurance – 3.4%
672,145	AMBAC Financial Group, Inc.	32,834,283
602,631	American International Group, Inc.	29,703,682

		62,537,965

Manufacturing – 1.3%
190,300	3M Co.	23,857,911

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CAPITAL GROWTH FUND

Statement of Investments (continued)
February 28, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Movies & Entertainment – 5.5%
2,300,340	AOL Time Warner, Inc.*	$26,039,849
1,911,100	Liberty Media Corp.*	17,563,009
478,030	Metro-Goldwyn-Mayer, Inc.*	4,785,080
1,387,130	Viacom, Inc. Class B*	51,504,137

		99,892,075

Networking Telecom Equipment – 2.1%
2,690,380	Cisco Systems, Inc.*	37,611,512

Oil & Gas – 5.8%
128,600	Anadarko Petroleum Corp.	5,925,888
95,900	Apache Corp.	6,260,352
364,162	ChevronTexaco Corp.	23,368,276
2,051,912	Exxon Mobil Corp.	69,806,046

		105,360,562

Other Consumer Discretionary – 1.4%
2,024,200	Cendant Corp.*	24,917,902

Other Energy – 0.3%
142,500	Schlumberger Ltd.	5,929,425

Other Products Goods & Services – 0.2%
83,900	Moody’s Corp.	3,699,990

Paper & Forest Products – 1.2%
361,700	International Paper Co.	12,670,351
182,300	Weyerhaeuser Co.	9,087,655

		21,758,006

Publishing – 1.7%
139,500	Gannett Co., Inc.	10,067,715
327,500	The New York Times Co.	15,215,650
264,900	Valassis Communications, Inc.*	6,034,422

		31,317,787

Retailing – 5.8%
393,900	Family Dollar Stores, Inc.	11,115,858
218,300	Lowe’s Companies, Inc.	8,579,190
1,477,800	Wal-Mart Stores, Inc.	71,023,068
517,920	Walgreen Co.	14,574,269

		105,292,385

Semiconductors/ Semiconductor Capital Equipment – 5.2%
2,136,100	Intel Corp.	36,847,725
998,340	QUALCOMM, Inc.*	34,522,597
938,700	Texas Instruments, Inc.	15,723,225
337,021	Xilinx, Inc.*	7,717,781

		94,811,328

Telecommunications – 0.3%
1,603,560	Crown Castle International Corp.*	6,221,813

Telephone Utilities – 1.8%
779,900	SBC Communications, Inc.	16,221,920
463,718	Verizon Communications, Inc.	16,035,368

		32,257,288

Tobacco – 0.8%
391,690	Altria Group, Inc.	15,138,818

TOTAL COMMON STOCKS
(Cost $1,946,771,612)		$1,813,180,537

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 0.8%

Joint Repurchase Agreement Account II^
$14,300,000	1.38%	03/03/2003	$14,300,000
Maturity Value: $14,301,645

TOTAL REPURCHASE AGREEMENT
(Cost $14,300,000)			$14,300,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $1,961,071,612)			$1,827,480,537

Shares	Description	Value
Securities Lending Collateral – 3.1%

56,014,800	Boston Global Investment Trust – Enhanced Portfolio	$56,014,800

TOTAL SECURITIES LENDING COLLATERAL
(Cost $56,014,800)		$56,014,800

TOTAL INVESTMENTS
(Cost $2,017,086,412)		$1,883,495,337

*	Non-income producing security.

^	Joint repurchase agreement was entered into on February 28, 2003.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Performance Summary
February 28, 2003 (Unaudited)

The following graph shows the value, as of February 28, 2003, of a $10,000 investment made on May 24, 1999 (commencement of operations) in Class A Shares (with the maximum sales charge of 5.5%) of the Goldman Sachs Strategic Growth Fund. For comparative purposes, the performance of the Fund’s new benchmark, the Russell® 1000 Growth Index (with dividends reinvested), as well as the Fund’s former benchmark, the Standard and Poor’s 500 Index (with dividends reinvested) (“S&P 500 Index”), are shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Strategic Growth Fund’s Lifetime Performance

Growth of a $10,000 Investment, with dividends reinvested, from May 24, 1999 to February 28, 2003.

Average Annual Total Return through February 28, 2003	Since Inception	One Year	Six Months(a)

Class A (commenced May 24, 1999)
Excluding sales charges	-10.92%	-25.83%	-7.05%
Including sales charges	-12.24%	-29.93%	-12.11%

Class B (commenced May 24, 1999)
Excluding contingent deferred sales charges	-11.59%	-26.46%	-7.51%
Including contingent deferred sales charges	-12.30%	-30.14%	-12.14%

Class C (commenced May 24, 1999)
Excluding contingent deferred sales charges	-11.55%	-26.43%	-7.50%
Including contingent deferred sales charges	-11.55%	-27.17%	-8.43%

Institutional Class (commenced May 24, 1999)	-10.56%	-25.54%	-6.95%

Service Class (commenced May 24, 1999)	-10.85%	-25.77%	-7.03%

(a)	Not annualized.

 GOLDMAN SACHS STRATEGIC GROWTH FUND

Statement of Investments
February 28, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – 98.5%

Beverages – 5.1%
200,730	PepsiCo, Inc.	$7,691,974
68,800	The Coca-Cola Co.	2,767,136

		10,459,110

Biotechnology – 0.8%
30,900	Amgen, Inc.*	1,688,376

Broadcasting & Cable/ Satellite TV – 7.0%
134,720	Clear Channel Communications, Inc.*	4,918,627
58,800	Cox Communications, Inc.*	1,743,420
109,100	EchoStar Communications Corp.*	2,872,603
193,297	Univision Communications, Inc.*	4,787,967

		14,322,617

Commercial Services – 0.7%
25,700	The McGraw-Hill Cos., Inc.	1,445,368

Computer Hardware – 3.6%
194,000	Dell Computer Corp.*	5,230,240
287,800	EMC Corp.*	2,126,842

		7,357,082

Computer Services – 4.2%
196,600	First Data Corp.	6,812,190
111,300	Sabre Holdings Corp.*	1,843,128

		8,655,318

Computer Software – 7.2%
78,800	Intuit, Inc.*	3,744,576
459,600	Microsoft Corp.	10,892,520

		14,637,096

Drugs & Medicine – 15.2%
33,900	Bristol-Myers Squibb Co.	789,870
107,500	Eli Lilly & Co.	6,080,200
139,700	Johnson & Johnson	7,327,265
335,410	Pfizer, Inc.	10,001,926
36,000	Schering-Plough Corp.	648,720
178,100	Wyeth	6,278,025

		31,126,006

Electrical Equipment – 1.2%
100,000	General Electric Co.	2,405,000

Financials – 12.8%
122,700	Fannie Mae	7,865,070
151,600	Freddie Mac	8,284,940
149,150	MBNA Corp.	2,065,727
94,300	State Street Corp.	3,474,955
571,900	The Charles Schwab Corp.	4,518,010

		26,208,702

Foods – 2.3%
88,300	Wm. Wrigley Jr. Co.	4,735,529

Gaming/ Lodging – 2.6%
79,600	Harrah’s Entertainment, Inc.*	2,614,064
56,900	Marriott International, Inc.	1,719,518
45,500	Starwood Hotels & Resorts Worldwide, Inc. Class B	1,028,755

		5,362,337

Household/ Personal Care – 4.3%
24,600	Avon Products, Inc.	1,279,200
51,100	Colgate-Palmolive Co.	2,570,841
71,936	Energizer Holdings, Inc.*	1,909,901
36,900	The Procter & Gamble Co.	3,020,634

		8,780,576

Insurance – 1.9%
77,900	AMBAC Financial Group, Inc.	3,805,415

Movies & Entertainment – 7.9%
257,900	AOL Time Warner, Inc.*	2,919,428
523,800	Liberty Media Corp.*	4,813,722
70,400	Metro-Goldwyn-Mayer, Inc.*	704,704
205,334	Viacom, Inc. Class B*	7,624,051

		16,061,905

Networking Telecom Equipment – 2.8%
405,800	Cisco Systems, Inc.*	5,673,084

Other Consumer Discretionary – 1.7%
289,100	Cendant Corp.*	3,558,821

Other Products Goods & Services – 0.5%
23,700	Moody’s Corp.	1,045,170

Publishing – 2.1%
18,300	Gannett Co., Inc.	1,320,711
41,300	The New York Times Co.	1,918,798
48,900	Valassis Communications, Inc.*	1,113,942

		4,353,451

Retailing – 6.8%
88,500	Family Dollar Stores, Inc.	2,497,470
36,000	Lowe’s Companies, Inc.	1,414,800
164,500	Wal-Mart Stores, Inc.	7,905,870
69,800	Walgreen Co.	1,964,172

		13,782,312

Semiconductors/ Semiconductor Capital Equipment – 6.7%
271,100	Intel Corp.	4,676,475
170,100	QUALCOMM, Inc.*	5,882,058
187,670	Texas Instruments, Inc.	3,143,473

		13,702,006

Telecommunications – 0.5%
236,900	Crown Castle International Corp.*	919,172

Tobacco – 0.6%
31,900	Altria Group, Inc.	1,232,935

TOTAL COMMON STOCKS
(Cost $252,590,747)		$201,317,388

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 1.3%

Joint Repurchase Agreement Account II^
$2,700,000	1.38%	03/03/2003	$2,700,000
Maturity Value: $2,700,311

TOTAL REPURCHASE AGREEMENT
(Cost $2,700,000)			$2,700,000

TOTAL INVESTMENTS
(Cost $255,290,747)			$204,017,388

*	Non-income producing security.

^	Joint repurchase agreement was entered into on February 28, 2003.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CONCENTRATED GROWTH FUND

Performance Summary
February 28, 2003 (Unaudited)

The following graph shows the value, as of February 28, 2003, of a $10,000 investment made on September 03, 2002 (commencement of operations) in Class A Shares (with the maximum sales charge of 5.5%) of the Goldman Sachs Concentrated Growth Fund. For comparative purposes, the performance of the Fund’s benchmark, the Russell® 1000 Growth Index (with dividends reinvested), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Concentrated Growth Fund’s Lifetime Performance

Growth of a $10,000 Investment, with dividends reinvested, from September 03, 2002 to February 28, 2003.

Aggregate Total Return through February 28, 2003(a)	Since Inception

Class A (commenced September 03, 2002)
Excluding sales charges	-3.70%
Including sales charges	-8.98%

Class B (commenced September 03, 2002)
Excluding contingent deferred sales charges	-4.00%
Including contingent deferred sales charges	-8.80%

Class C (commenced September 03, 2002)
Excluding contingent deferred sales charges	-4.10%
Including contingent deferred sales charges	-5.06%

Institutional Class (commenced September 03, 2002)	-3.50%

Service Class (commenced September 03, 2002)	-3.70%

(a)	Not annualized.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Statement of Investments
February 28, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – 99.3%

Beverages – 4.6%
37,480	PepsiCo, Inc.	$1,436,234

Broadcasting & Cable/ Satellite TV – 19.0%
74,680	Cablevision Systems New York Group*	1,328,557
36,500	Clear Channel Communications, Inc.*	1,332,615
35,510	EchoStar Communications Corp.*	934,978
23,760	Entravision Communications Corp.*	166,320
67,440	Univision Communications, Inc.*	1,670,489
15,920	Westwood One, Inc.*	530,455

		5,963,414

Commercial Services – 0.9%
5,290	The McGraw-Hill Cos., Inc.	297,510

Computer Hardware – 4.0%
38,530	Dell Computer Corp.*	1,038,769
28,430	EMC Corp.*	210,098

		1,248,867

Computer Services – 6.0%
41,540	First Data Corp.	1,439,361
27,430	Sabre Holdings Corp.*	454,241

		1,893,602

Computer Software – 8.7%
25,400	Intuit, Inc.*	1,207,008
63,850	Microsoft Corp.	1,513,245

		2,720,253

Drugs & Medicine – 10.4%
11,880	Eli Lilly and Co.	671,933
11,460	Johnson & Johnson	601,077
36,050	Pfizer, Inc.	1,075,011
25,700	Wyeth	905,925

		3,253,946

Financials – 11.4%
19,620	Fannie Mae	1,257,642
23,950	Freddie Mac	1,308,867
127,170	The Charles Schwab Corp.	1,004,643

		3,571,152

Foods – 2.2%
12,710	Wm. Wrigley Jr. Co.	681,637

Gaming/ Lodging – 3.6%
29,710	Harrah’s Entertainment, Inc.*	975,676
6,760	Starwood Hotels & Resorts Worldwide, Inc. Class B	152,844

		1,128,520

Household/ Personal Care – 0.9%
11,000	Energizer Holdings, Inc.*	292,050

Insurance – 0.9%
6,000	AMBAC Financial Group, Inc.	293,100

Movies & Entertainment – 13.4%
41,660	AOL Time Warner, Inc.*	471,591
141,100	Liberty Media Corp.*	1,296,709
25,640	Metro-Goldwyn-Mayer, Inc.*	256,656
58,790	Viacom, Inc. Class B*	2,182,873

		4,207,829

Networking Telecom Equipment – 2.7%
60,950	Cisco Systems, Inc.*	852,081

Other Consumer Discretionary – 3.2%
82,030	Cendant Corp.*	1,009,789

Other Products Goods & Services – 1.0%
6,810	Moody’s Corp.	300,321

Publishing – 0.4%
5,080	Valassis Communications, Inc.*	115,722

Retailing – 2.2%
18,720	Family Dollar Stores, Inc.	528,279
5,530	Walgreen Co.	155,614

		683,893

Semiconductors/ Semiconductor Capital Equipment – 3.8%
34,840	QUALCOMM, Inc.*	1,204,767

TOTAL COMMON STOCKS
(Cost $32,879,894)		$31,154,687

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CONCENTRATED GROWTH FUND

Statement of Investments (continued)
February 28, 2003 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 2.9%

Joint Repurchase Agreement Account II^
$900,000	1.38%	03/03/2003	$900,000
Maturity Value: $900,104

TOTAL REPURCHASE AGREEMENT
(Cost $900,000)			$900,000

TOTAL INVESTMENTS
(Cost $33,779,894)			$32,054,687

*	Non-income producing security.

^	Joint repurchase agreement was entered into on February 28, 2003.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Performance Summary
February 28, 2003 (Unaudited)

The following graph shows the value, as of February 28, 2003, of a $10,000 investment made on May 24, 1999 (commencement of operations) in Class A Shares (with the maximum sales charge of 5.5%) of the Goldman Sachs Growth Opportunities Fund. For comparative purposes, the performance of the Fund’s new benchmark the Russell Midcap® Growth Index (with dividends reinvested) (“Russell Midcap Growth Index”), as well as the Fund’s former benchmark, the Standard and Poor’s Midcap 400 Index (with dividends reinvested) (“S&P Midcap 400 Index”), are shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class B, Class C, Institutional, and Service Shares will vary from Class A Shares due to differences in fees and loads.

Growth Opportunities Fund’s Lifetime Performance

Growth of a $10,000 Investment, with dividends reinvested, from May 24, 1999 to February 28, 2003.

Average Annual Total Return through February 28, 2003	Since Inception	One Year	Six Months(a)

Class A (commenced May 24, 1999)
Excluding sales charges	9.71%	-24.60%	-4.05%
Including sales charges	8.08%	-28.73%	-9.32%

Class B (commenced May 24, 1999)
Excluding contingent deferred sales charges	9.06%	-25.23%	-4.48%
Including contingent deferred sales charges	8.40%	-28.96%	-9.26%

Class C (commenced May 24, 1999)
Excluding contingent deferred sales charges	8.90%	-25.17%	-4.37%
Including contingent deferred sales charges	8.90%	-25.92%	-5.32%

Institutional Class (commenced May 24, 1999)	10.10%	-24.38%	-3.92%

Service Class (commenced May 24, 1999)	9.56%	-24.73%	-4.13%

(a)	Not annualized.

 GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Statement of Investments
February 28, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – 98.6%

Apparel/ Shoes – 1.8%
270,600	Chico’s FAS, Inc.*	$4,889,742
344,700	The TJX Companies, Inc.	5,539,329

		10,429,071

Banks – 1.5%
299,151	Charter One Financial, Inc.	8,648,455

Biotechnology – 2.7%
200,000	IDEC Pharmaceuticals Corp.*	5,750,000
327,700	MedImmune, Inc.*	9,834,277

		15,584,277

Broadcasting & Cable/ Satellite TV – 12.8%
930,822	Cablevision Systems New York Group*	16,559,323
460,621	EchoStar Communications Corp.*	12,128,151
268,687	Entercom Communications Corp.*	12,424,087
1,264,585	Entravision Communications Corp.*	8,852,095
509,400	Univision Communications, Inc.*	12,617,838
301,930	Westwood One, Inc.*	10,060,308

		72,641,802

Commercial Services – 5.1%
523,080	ARAMARK Corp. Class B*	11,481,606
260,100	Pitney Bowes, Inc.	8,073,504
377,260	ProQuest Co.*	7,100,033
167,600	Robert Half International, Inc.*	2,244,164

		28,899,307

Computer Hardware – 2.1%
314,500	Jabil Circuit, Inc.*	5,223,845
110,970	Lexmark International, Inc.*	6,925,638

		12,149,483

Computer Software – 11.0%
284,710	BARRA, Inc.*	7,900,702
328,500	Business Objects SA ADR*	5,650,200
276,205	Cognos, Inc.*	6,747,688
76,700	Electronic Arts, Inc.*	4,049,760
312,676	Intuit, Inc.*	14,858,364
508,375	J.D. Edwards & Co.*	6,095,416
323,100	Manhattan Associates, Inc.*	6,591,240
238,800	PeopleSoft, Inc.*	4,083,480
84,404	Symantec Corp.*	3,415,830
976,612	Witness Systems, Inc.*	3,017,731

		62,410,411

Financials – 3.8%
361,100	Allied Capital Corp.	7,240,055
216,100	Legg Mason, Inc.	10,638,603
452,107	Phoenix Cos., Inc.	3,517,392

		21,396,050

Gaming/ Lodging – 1.7%
290,100	Harrah’s Entertainment, Inc.*	9,526,884

Hospitals & Related – 2.1%
252,700	Health Management Associates, Inc.	4,528,384
110,200	WellPoint Health Networks, Inc.*	7,494,702

		12,023,086

Household/ Personal Care – 1.1%
243,962	Energizer Holdings, Inc.*	6,477,191

Insurance – 4.3%
213,300	AMBAC Financial Group, Inc.	10,419,705
405,300	National Commerce Financial Corp.	9,840,684
108,000	RenaissanceRe Holdings Ltd.	4,004,640

		24,265,029

Internet and Online – 1.7%
470,220	CheckFree Corp.*	9,874,620

Leisure – 2.0%
533,000	Mattel, Inc.	11,363,560

Manufacturing – 2.4%
103,400	American Standard Companies, Inc.*	7,083,934
100,900	Danaher Corp.	6,560,518

		13,644,452

Medical Products – 3.5%
138,200	Allergan, Inc.	8,872,440
700,400	Apogent Technologies, Inc.*	10,926,240

		19,798,680

Movies & Entertainment – 2.2%
395,924	LodgeNet Entertainment Corp.*	3,206,984
930,855	Metro-Goldwyn-Mayer, Inc.*	9,317,859

		12,524,843

Oil & Gas – 1.7%
242,778	Pogo Producing Co.	9,650,426

Other Consumer Discretionary – 7.5%
1,008,600	Cendant Corp.*	12,415,866
234,393	Harman International Industries, Inc.	14,890,987
246,114	ITT Educational Services, Inc.*	6,632,773
327,400	The Stanley Works	8,450,194

		42,389,820

Other Energy – 1.3%
185,000	Nabors Industries Ltd.*	7,335,250

Other Health Care – 4.2%
276,100	Charles River Laboratories International, Inc.*	8,258,151
1,873,775	Hooper Holmes, Inc.	9,106,547
196,100	Millipore Corp.*	6,561,506

		23,926,204

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Shares	Description	Value
Common Stocks – (continued)

Other Products Goods & Services – 3.4%
283,800	Grainger W.W., Inc.	$13,063,314
142,400	Moody’s Corp.	6,279,840

		19,343,154

Other Technology – 2.1%
298,065	Amphenol Corp.*	12,158,071

Publishing – 0.6%
74,300	The New York Times Co.	3,451,978

Retailing – 6.0%
381,629	99 Cents Only Stores*	8,502,694
93,890	Coach, Inc.*	3,354,690
232,169	Ethan Allen Interiors, Inc.	6,749,153
107,800	Family Dollar Stores, Inc.	3,042,116
149,700	Tiffany & Co.	3,588,309
385,054	Williams-Sonoma, Inc.*	8,964,057

		34,201,019

Semiconductors/ Semiconductor Capital Equipment – 2.8%
353,487	Integrated Circuit Systems, Inc.*	8,434,200
286,250	Microchip Technology, Inc.	7,285,062

		15,719,262

Technology Services – 3.2%
179,105	Affiliated Computer Services, Inc.*	8,029,277
499,934	SunGard Data Systems, Inc.*	9,838,701

		17,867,978

Telecommunications – 0.9%
1,274,800	Crown Castle International Corp.*	4,946,224

Tobacco – 1.5%
296,379	UST, Inc.	8,544,607

Transportation – 1.6%
96,800	C.H. Robinson Worldwide, Inc.	2,972,728
412,564	Pittston Brink’s Group	5,846,032

		8,818,760

TOTAL COMMON STOCKS
(Cost $588,523,008)		$560,009,954

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 2.3%

Joint Repurchase Agreement Account II^
$13,200,000	1.38%	03/03/2003	$13,200,000
Maturity Value: $13,201,518

TOTAL REPURCHASE AGREEMENT
(Cost $13,200,000)			$13,200,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $601,723,008)			$573,209,954

Shares	Description	Value
Securities Lending Collateral – 10.1%

57,171,200	Boston Global Investment Trust – Enhanced Portfolio	$57,171,200

TOTAL SECURITIES LENDING COLLATERAL
(Cost $57,171,200)		$57,171,200

TOTAL INVESTMENTS
(Cost $658,894,208)		$630,381,154

*	Non-income producing security.

^	Joint repurchase agreement was entered into on February 28, 2003.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviation:
ADR	—	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS GROWTH EQUITY FUNDS

Statements of Assets and Liabilities
February 28, 2003 (Unaudited)

	Capital	Strategic	Concentrated	Growth
	Growth	Growth	Growth	Opportunities
	Fund	Fund	Fund	Fund

Assets:

Investment in securities, at value (identified cost $1,961,071,612, $255,290,747, $33,779,894, and $601,723,008, respectively)	$1,827,480,537	$204,017,388	$32,054,687	$573,209,954
Securities lending collateral, at value	56,014,800	—	—	57,171,200
Cash	94,767	91,813	63,067	102,097
Receivables:
Fund shares sold	2,304,786	561,052	62,000	3,299,858
Investment securities sold	3,261,996	—	—	—
Dividends and interest	3,065,040	199,683	19,700	214,227
Reimbursement from investment adviser	35,847	32,425	107,052	—
Deferred organization expenses, net	—	—	43,637	—
Securities lending income	6,441	—	—	39,999
Other assets	27,578	2,001	33,896	—

Total assets	1,892,291,792	204,904,362	32,384,039	634,037,335

Liabilities:

Payables:
Payable upon return of securities loaned	56,014,800	—	—	57,171,200
Investment securities purchased	6,177,166	—	875,979	6,063,564
Fund shares repurchased	5,838,002	281,729	37,000	2,126,453
Amounts owed to affiliates	2,032,594	211,980	30,781	644,299
Accrued expenses and other liabilities	124,730	93,670	72,110	127,981

Total liabilities	70,187,292	587,379	1,015,870	66,133,497

Net Assets:

Paid-in capital	2,488,867,721	317,472,655	33,382,449	769,252,262
Accumulated undistributed net investment income (loss)	245,823	(353,072)	(53,431)	(2,102,113)
Accumulated undistributed net realized loss on investment transactions	(533,417,969)	(61,529,241)	(235,642)	(170,733,257)
Net unrealized loss on investments	(133,591,075)	(51,273,359)	(1,725,207)	(28,513,054)

NET ASSETS	$1,822,104,500	$204,316,983	$31,368,169	$567,903,838

Net asset value, offering and redemption price per share: (a)
Class A	$14.30	$6.46	$9.63	$13.52
Class B	$13.53	$6.28	$9.60	$13.22
Class C	$13.51	$6.29	$9.59	$13.13
Institutional	$14.57	$6.56	$9.65	$13.71
Service	$14.19	$6.48	$9.63	$13.45

Shares Outstanding:
Class A	87,890,658	19,099,997	2,309,264	24,331,631
Class B	15,107,861	1,340,270	6,142	4,803,315
Class C	6,452,987	819,852	944	3,525,121
Institutional	18,442,445	10,286,536	939,333	9,391,021
Service	373,462	150	150	32,327

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	128,267,413	31,546,805	3,255,833	42,083,415

(a)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Capital Growth, Strategic Growth, Concentrated Growth and Growth Opportunities Funds is $15.13, $6.84, $10.19 and $14.31, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH EQUITY FUNDS

Statements of Operations
For the Six Months Ended February 28, 2003 (Unaudited)

	Capital	Strategic	Concentrated	Growth
	Growth	Growth	Growth	Opportunities
	Fund	Fund	Fund(b)	Fund
Investment income:

Dividends	$14,396,013	$971,554	$66,244	$2,052,293
Interest (including securities lending income of $29,441, $0, $0 and $423,437, respectively)	100,828	23,319	7,200	563,446

Total income	14,496,841	994,873	73,444	2,615,739

Expenses

Management fees	9,720,928	975,407	91,970	2,976,809
Distribution and Service fees(a)	3,245,444	218,059	17,042	997,906
Transfer Agent fees(a)	1,622,951	137,902	13,805	463,252
Custodian and accounting fees	142,673	50,682	19,711	74,195
Registration fees	43,514	36,902	76,295	70,348
Printing fees	24,755	24,755	38,022	24,755
Professional fees	26,531	13,949	16,133	20,249
Service share fees	13,933	2	4	1,138
Trustee fees	5,541	5,541	30	5,541
Amortization of deferred organization expenses	—	—	43,637	—
Other	162,202	57,044	36,723	83,937

Total expenses	15,008,472	1,520,243	353,372	4,718,130

Less — expense reductions	(757,454)	(172,298)	(226,497)	(278)

Net expenses	14,251,018	1,347,945	126,875	4,717,852

NET INVESTMENT INCOME (LOSS)	245,823	(353,072)	(53,431)	(2,102,113)

Realized and unrealized gain (loss) on investment transactions:

Net realized loss from investment transactions:	(75,955,494)	(5,206,321)	(235,642)	(74,140,593)
Net change in unrealized loss on investments:	(77,711,491)	(10,468,118)	(1,725,207)	51,089,092

Net realized and unrealized loss on investment transactions	(153,666,985)	(15,674,439)	(1,960,849)	(23,051,501)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(153,421,162)	$(16,027,511)	$(2,014,280)	$(25,153,614)

(a)	Class specific distribution and service, and transfer agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service

Capital Growth Fund	$1,660,661	$1,111,692	$473,091	$1,262,102	$211,222	$89,887	$58,625	$1,115
Strategic Growth Fund	147,061	45,206	25,792	111,766	8,589	4,901	12,646	—
Concentrated Growth Fund	16,823	187	32	12,785	36	6	978	—
Growth Opportunities Fund	432,207	330,213	235,486	328,478	62,741	44,742	27,200	91

(b)	Concentrated Growth Fund commenced operations on September 3, 2002.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS GROWTH EQUITY FUNDS

Statements of Changes in Net Assets
For the Six Months Ended February 28, 2003 (Unaudited)

	Capital	Strategic	Concentrated	Growth
	Growth	Growth	Growth	Opportunities
	Fund	Fund	Fund(a)	Fund
From operations:

Net investment gain (loss)	$245,823	$(353,072)	$(53,431)	$(2,102,113)
Net realized loss from investment transactions	(75,955,494)	(5,206,321)	(235,642)	(74,140,593)
Net change in unrealized loss on investments	(77,711,491)	(10,468,118)	(1,725,207)	51,089,092

Net decrease in net assets resulting from operations	(153,421,162)	(16,027,511)	(2,014,280)	(25,153,614)

From share transactions:

Proceeds from sales of shares	274,976,377	78,258,084	37,511,709	144,649,686
Cost of shares repurchased	(350,432,884)	(45,747,266)	(4,129,260)	(171,598,446)

Net increase (decrease) in net assets resulting from share transactions	(75,456,507)	32,510,818	33,382,449	(26,948,760)

TOTAL INCREASE (DECREASE)	(228,877,669)	16,483,307	31,368,169	(52,102,374)

Net assets:

Beginning of period	2,050,982,169	187,833,676	—	620,006,212

End of period	$1,822,104,500	$204,316,983	$31,368,169	$567,903,838

Accumulated undistributed net investment income (loss)	$245,823	$(353,072)	$(53,431)	$(2,102,113)

(a)	Concentrated Growth Fund commenced operations on September 3, 2002.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH EQUITY FUNDS

Statements of Changes in Net Assets
For the Year Ended August 31, 2002

	Capital	Strategic	Growth
	Growth	Growth	Opportunities
	Fund	Fund	Fund

From operations:

Net investment loss	$(9,394,144)	$(1,264,462)	$(6,811,386)
Net realized loss from investment transactions	(350,333,238)	(43,017,189)	(90,389,681)
Net change in unrealized gain (loss) on investments	(262,136,464)	(17,842,040)	(94,639,105)

Net decrease in net assets resulting from operations	(621,863,846)	(62,123,691)	(191,840,172)

Distributions to shareholders:

From net realized gain on investment transactions
Class A Shares	(3,115,840)	(48,427)	—
Class B Shares	(560,674)	(5,574)	—
Class C Shares	(211,764)	(2,632)	—
Institutional Shares	(712,512)	(20,661)	—
Service Shares	(14,575)	(1)	—

Total distributions to shareholders	(4,615,365)	(77,295)	—

From share transactions:

Proceeds from sales of shares	614,896,329	184,898,084	529,047,941
Reinvestment of dividends and distributions	4,034,350	56,623	—
Cost of shares repurchased	(862,414,497)	(109,982,039)	(396,110,922)

Net increase (decrease) in net assets resulting from share transactions	(243,483,818)	74,972,668	132,937,019

TOTAL INCREASE (DECREASE)	(869,963,029)	12,771,682	(58,903,153)

Net assets:

Beginning of year	2,920,945,198	175,061,994	678,909,365

End of year	$2,050,982,169	$187,833,676	$620,006,212

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS GROWTH EQUITY FUNDS

Notes to Financial Statements
February 28, 2003 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes the Goldman Sachs Capital Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Concentrated Growth Fund (commencement date of operations was September 3, 2002) and Goldman Sachs Growth Opportunities Fund (collectively the “Funds” or individually a “Fund”). Each Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities traded on a U.S. or foreign securities exchange or the NASDAQ system are valued daily at their last sale price on the principal exchange on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value using methods approved by the Trust’s Board of Trustees.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

     Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Funds based upon the relative proportion of net assets of each class.

C. Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all their investment company taxable income and capital gains to their shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-divided date of each Fund. Income and capital gain distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual fund of the Trust are allocated to the funds on a straight-line or pro rata basis depending upon the nature of the expense.

     Class A, Class B and Class C Shares bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.

E. Deferred Organization Expenses — Organization-related costs are amortized over a period of one year.

GOLDMAN SACHS GROWTH EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

G. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

3. AGREEMENTS

Pursuant to the Investment Management Agreement (the “Agreement”), Goldman Sachs Funds Management, L.P. (“GSFM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as the investment adviser to the Capital Growth Fund. Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman Sachs, serves as the investment adviser for the Strategic Growth, Concentrated Growth and Growth Opportunities Funds. Under the Agreement, the respective investment adviser, subject to the general supervision of the Trust’s Board of Trustees, manages the Funds’ portfolios. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, the respective adviser is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 1.00% of the average daily net assets of each Fund. For the six months ended February 28, 2003, the investment adviser for the Capital Growth Fund has voluntarily agreed to waive a portion of its management fee equal annually to 0.05% of the Fund’s average daily net assets.
     Each investment adviser has voluntarily agreed to limit certain “Other Expenses” of the Capital Growth, Strategic Growth, Concentrated Growth and Growth Opportunities Funds (excluding Management fees, Distribution and Service fees, Transfer Agent fees, taxes, interest, brokerage, litigation, Service Share fees, indemnification costs, shareholder meeting and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.00%, 0.00%, 0.04% and 0.11% of the average daily net assets of the Funds, respectively.
     The Trust, on behalf of the Funds, has adopted Distribution and Service Plans. Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75% of the Funds’ average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to receive a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Funds’ average daily net assets attributable to Class B or Class C Shares.

 GOLDMAN SACHS GROWTH EQUITY FUNDS

Notes to Financial Statements (continued)
February 28, 2003 (Unaudited)

3. AGREEMENTS (continued)
     Goldman Sachs serves as the distributor of shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the six months ended February 28, 2003, Goldman Sachs advised the Funds that it retained approximately the following amounts:

	Sales Load	Contingent Deferred Sales Charge
Fund	Class A	Class B	Class C

Capital Growth	$143,200	$900	$500

Strategic Growth	191,200	—	—

Growth Opportunities	195,600	100	—

     Goldman Sachs also serves as the Transfer Agent of the Funds for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     The Trust, on behalf of each Fund, has adopted a Service Plan and Shareholder Administration Plan. These Plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to 0.25% and 0.25%, respectively (on an annualized basis), of the average daily net asset value of the Service Shares.
     For the six months ended February 28, 2003, the Funds’ investment advisers have voluntarily agreed to reimburse certain expenses. In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. These expense reductions were as follows (in thousands):

	Management		Custody	Total Expense
Fund	Fee Waiver	Reimbursement	Credit	Reductions

Capital Growth	$486	$270	$1	$757

Strategic Growth	—	172	—	172

Concentrated Growth	—	226	—	226

Growth Opportunities	—	—	—	—

     At February 28, 2003, the amounts owed to affiliates were as follows (in thousands):

	Management	Distribution and	Transfer
Fund	Fees	Service Fees	Agent Fees	Total

Capital Growth	$1,332	$466	$235	$2,033

Strategic Growth	156	34	22	212

Concentrated Growth	23	4	4	31

Growth Opportunities	431	146	67	644

GOLDMAN SACHS GROWTH EQUITY FUNDS

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds of sales and maturities of securities (excluding short-term investments) for the six months ended February 28, 2003, were as follows:

Fund	Purchases	Sales and Maturities

Capital Growth	$149,562,280	$226,507,523

Strategic Growth	38,346,027	9,266,533

Concentrated Growth	34,610,765	1,495,229

Growth Opportunities	165,772,025	179,829,486

     For the six months ended February 28, 2003, Goldman Sachs earned approximately $1,000, $5,000 and $16,000 of brokerage commissions from portfolio transactions executed on behalf of the Capital Growth, Concentrated Growth and Growth Opportunities Funds, respectively.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission and the terms and conditions contained therein, the Funds may lend their securities through their securities lending agent, Boston Global Advisers (BGA) — a wholly owned subsidiary of Goldman Sachs — to certain qualified borrowers including Goldman Sachs. The loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

     Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the six months ended February 28, 2003 are reported parenthetically on the Statements of Operations. The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by GSAM, for which GSAM receives an investment advisory fee. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

     The table below details the following items as of February 28, 2003:

				Earnings Received	Amount Payable to
			Earnings of BGA	From Lending to	Goldman Sachs
		Cash Collateral	Relating to Securities	Goldman Sachs	Upon Return of
	Market Value of	Received for Loans	Loaned for the	for the	Securities Loaned
	Securities on loan as	Outstanding as of	Six Months Ended	Six Months Ended	as of
Fund	of February 28, 2003	February 28, 2003	February 28, 2003	February 28, 2003	February 28, 2003

Capital Growth	$54,231,296	$56,014,800	$5,196	$9,644	$13,107,500

Growth Opportunities	55,977,709	57,171,200	74,722	266,707	15,021,600

 GOLDMAN SACHS GROWTH EQUITY FUNDS

Notes to Financial Statements (continued)
February 28, 2003 (Unaudited)

5. LINE OF CREDIT FACILITY

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This facility also requires a fee to be paid by the Funds based on the amount of the commitment which has not been utilized. During the six months ended February 28, 2003, the Funds did not have any borrowings under this facility.

6. JOINT REPURCHASE AGREEMENT ACCOUNT

The Funds, together with other registered investment companies having management agreements with GSFM, GSAM or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
     At February 28, 2003, the Capital Growth, Strategic Growth, Concentrated Growth and Growth Opportunities Funds had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $14,300,000, $2,700,000, $900,000 and $13,200,000, respectively, in principal amount. At February 28, 2003, the following repurchase agreements held in Joint Repurchase Agreement Account II were fully collateralized by federal agency obligations:

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Bank of America Securities LLC	$500,000,000	1.37%	03/03/2003	$500,057,083

Bank of America Securities LLC	2,000,000,000	1.38	03/03/2003	2,000,230,000

Barclays Capital PLC	1,000,000,000	1.38	03/03/2003	1,000,115,000

Credit Suisse First Boston Corp.	1,000,000,000	1.39	03/03/2003	1,000,115,833

Deutsche Bank Securities, Inc.	2,000,000,000	1.37	03/03/2003	2,000,228,333

Greenwich Capital Markets	1,000,000,000	1.39	03/03/2003	1,000,115,833

J.P. Morgan Chase & Co., Inc.	1,750,000,000	1.38	03/03/2003	1,750,201,250

UBS Warburg LLC	2,199,400,000	1.38	03/03/2003	2,199,652,931

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II	$11,449,400,000			$11,450,716,263

GOLDMAN SACHS GROWTH EQUITY FUNDS

7. ADDITIONAL TAX INFORMATION

As of the most recent fiscal year ended August 31, 2002, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Capital Growth Fund	Strategic Growth Fund	Concentrated Growth Fund	Growth Opportunities Fund

Timing differences (post October losses)	$(258,754,623)	$(31,808,110)	$—	$(79,018,492)
Capital loss carryforward	(198,040,952)	(14,302,713)	—	(9,532,870)
Capital loss carryforward years of expiration	2010	2010	—	2010

At February 28, 2003, Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

	Capital Growth Fund	Strategic Growth Fund	Concentrated Growth Fund	Growth Opportunities Fund

Tax Cost	$1,961,738,512	$265,502,844	$33,779,894	$609,764,310

Gross unrealized gain	284,041,955	3,475,220	590,118	61,041,286
Gross unrealized loss	(418,299,930)	(64,960,676)	(2,315,325)	(97,595,642)

Net unrealized security loss	$(134,257,975)	$(61,485,456)	$(1,725,207)	$(36,554,356)

     The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales.

8. OTHER MATTERS

As of February 28, 2003, Goldman, Sachs & Co. Profit Sharing Master Trust was the beneficial owner of approximately 0.10% of the outstanding shares of the Capital Growth Fund.

9. SUBSEQUENT EVENTS

In March 2003, Goldman Sachs Funds Management, L.P. (“GSFM”), a subsidiary of The Goldman Sachs Group, Inc., was renamed Goldman Sachs Asset Management, L.P. (“GSAM LP”), and in April 2003, GSAM LP assumed Goldman Sachs’ investment advisory responsibilities under its Agreement with the Trust on behalf of the Strategic Growth, Concentrated Growth and Growth Opportunities Funds. The fees payable under the Agreement, and the personnel who manage the Strategic Growth, Concentrated Growth and Growth Opportunities Funds, did not change as a result of GSAM LP’s assumption of responsibilities.

 GOLDMAN SACHS GROWTH EQUITY FUNDS

Notes to Financial Statements (continued)
February 28, 2003 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS

Share activity for the six months ended February 28, 2003 is as follows:

	Capital Growth Fund		Strategic Growth Fund		Concentrated Growth Fund(a)		Growth Opportunities Fund

	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	14,380,968	$218,746,326	6,526,539	$44,932,087	2,394,699	$24,735,456	6,759,810	$93,719,575
Shares repurchased	(16,446,425)	(246,372,743)	(3,793,308)	(25,806,841)	(85,435)	(863,629)	(8,575,983)	(119,042,347)

	(2,065,457)	(27,626,417)	2,733,231	19,125,246	2,309,264	23,871,827	(1,816,173)	(25,322,772)

Class B Shares
Shares sold	739,852	10,635,534	115,757	771,989	6,367	67,150	550,222	7,550,579
Shares repurchased	(1,886,263)	(26,532,925)	(216,485)	(1,419,446)	(225)	(2,381)	(707,395)	(9,500,118)

	(1,146,411)	(15,897,391)	(100,728)	(647,457)	6,142	64,769	(157,173)	(1,949,539)

Class C Shares
Shares sold	670,620	9,504,014	227,669	1,521,569	944	9,287	1,019,741	13,940,681
Shares repurchased	(1,169,132)	(16,437,245)	(159,174)	(1,055,246)	—	—	(956,990)	(12,799,704)

	(498,512)	(6,933,231)	68,495	466,323	944	9,287	62,751	1,140,977

Institutional Shares
Shares sold	2,313,027	35,633,455	4,424,362	31,032,439	1,241,619	12,698,316	2,090,653	29,390,041
Shares repurchased	(3,989,602)	(60,397,974)	(2,529,878)	(17,465,733)	(302,286)	(3,263,250)	(2,157,577)	(30,189,534)

	(1,676,575)	(24,764,519)	1,894,484	13,566,706	939,333	9,435,066	(66,924)	(799,493)

Service Shares
Shares sold	30,797	457,048	—	—	150	1,500	3,488	48,810
Shares repurchased	(47,133)	(691,997)	—	—	—	—	(4,747)	(66,743)

	(16,336)	(234,949)	—	—	150	1,500	(1,259)	(17,933)

NET INCREASE (DECREASE)	(5,403,291)	$(75,456,507)	4,595,482	$32,510,818	3,255,833	$33,382,449	(1,978,778)	$(26,948,760)

(a)	Commencement date of operations was September 3, 2002 for all share classes.

GOLDMAN SACHS GROWTH EQUITY FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the year ended August 31, 2002 is as follows:

	Capital Growth Fund		Strategic Growth Fund		Growth Opportunities Fund

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	22,785,139	$423,397,991	13,003,683	$114,203,654	17,675,229	$312,702,996
Reinvestments of dividends and distributions	142,885	2,817,792	3,507	32,433	—	—
Shares repurchased	(34,268,001)	(611,729,442)	(8,500,964)	(72,050,418)	(15,219,621)	(251,628,496)

	(11,339,977)	(185,513,659)	4,506,226	42,185,669	2,455,608	61,074,500

Class B Shares
Shares sold	2,814,140	50,380,874	353,020	3,061,379	2,175,455	37,796,100
Reinvestments of dividends and distributions	26,384	496,797	526	4,773	—	—
Shares repurchased	(4,501,441)	(75,390,941)	(482,855)	(3,900,316)	(1,331,865)	(21,689,869)

	(1,660,917)	(24,513,270)	(129,309)	(834,164)	843,590	16,106,231

Class C Shares
Shares sold	2,433,930	42,830,336	504,538	4,358,454	1,857,971	32,020,273
Reinvestments of dividends and distributions	9,418	177,159	7	368	—	—
Shares repurchased	(2,264,384)	(37,807,898)	(371,590)	(2,925,627)	(1,077,836)	(17,481,565)

	178,964	5,199,597	132,955	1,433,195	780,135	14,538,708

Institutional Shares
Shares sold	5,153,641	96,490,929	7,320,477	63,274,597	8,599,631	146,154,672
Reinvestments of dividends and distributions	26,437	529,013	2,039	19,049	—	—
Shares repurchased	(7,253,156)	(134,617,042)	(3,865,231)	(31,105,678)	(6,159,660)	(105,290,304)

	(2,073,078)	(37,597,100)	3,457,285	32,187,968	2,439,971	40,864,368

Service Shares
Shares sold	97,515	1,796,199	—	—	21,782	373,900
Reinvestments of dividends and distributions	693	13,589	—	—	—	—
Shares repurchased	(165,759)	(2,869,174)	—	—	(1,085)	(20,688)

	(67,551)	(1,059,386)	—	—	20,697	353,212

NET INCREASE (DECREASE)	(14,962,559)	$(243,483,818)	7,967,157	$74,972,668	6,540,001	$132,937,019

 GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset	Net					In excess
	value,	investment		Net realized	Total from	From net	of net	From net
	beginning	income		and unrealized	investment	investment	investment	realized	Total
	of period	(loss)		gain (loss)	operations	income	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (Unaudited)

2003 - Class A Shares	$15.44	$0.01	(c)	$(1.15)	$(1.14)	$—	$—	$—	$—
2003 - Class B Shares	14.66	(0.05	) (c)	(1.08)	(1.13)	—	—	—	—
2003 - Class C Shares	14.64	(0.05	) (c)	(1.08)	(1.13)	—	—	—	—
2003 - Institutional Shares	15.71	0.04	(c)	(1.18)	(1.14)	—	—	—	—
2003 - Service Shares	15.33	—	(c)(d)	(1.14)	(1.14)	—	—	—	—
FOR THE YEARS ENDED AUGUST 31,

2002 - Class A Shares	19.76	(0.05	) (c)	(4.24)	(4.29)	—	—	(0.03)	(0.03)
2002 - Class B Shares	18.90	(0.18	) (c)	(4.03)	(4.21)	—	—	(0.03)	(0.03)
2002 - Class C Shares	18.88	(0.18	) (c)	(4.03)	(4.21)	—	—	(0.03)	(0.03)
2002 - Institutional Shares	20.02	0.02	(c)	(4.30)	(4.28)	—	—	(0.03)	(0.03)
2002 - Service Shares	19.63	(0.07	) (c)	(4.20)	(4.27)	—	—	(0.03)	(0.03)

2001 - Class A Shares	28.95	(0.06	) (c)	(7.23)	(7.29)	—	—	(1.90)	(1.90)
2001 - Class B Shares	27.99	(0.23	) (c)	(6.96)	(7.19)	—	—	(1.90)	(1.90)
2001 - Class C Shares	27.94	(0.22	) (c)	(6.94)	(7.16)	—	—	(1.90)	(1.90)
2001 - Institutional Shares	29.19	0.03	(c)	(7.30)	(7.27)	—	—	(1.90)	(1.90)
2001 - Service Shares	28.81	(0.08	) (c)	(7.20)	(7.28)	—	—	(1.90)	(1.90)

2000 - Class A Shares	24.96	(0.11	) (c)	6.29	6.18	—	—	(2.19)	(2.19)
2000 - Class B Shares	24.37	(0.30	) (c)	6.11	5.81	—	—	(2.19)	(2.19)
2000 - Class C Shares	24.33	(0.30	) (c)	6.10	5.80	—	—	(2.19)	(2.19)
2000 - Institutional Shares	25.06	—	(c)(d)	6.32	6.32	—	—	(2.19)	(2.19)
2000 - Service Shares	24.88	(0.13	) (c)	6.25	6.12	—	—	(2.19)	(2.19)
FOR THE SEVEN MONTHS ENDED AUGUST 31,

1999 - Class A Shares	24.03	(0.08)		1.01	0.93	—	—	—	—
1999 - Class B Shares	23.57	(0.17)		0.97	0.80	—	—	—	—
1999 - Class C Shares	23.52	(0.16)		0.97	0.81	—	—	—	—
1999 - Institutional Shares	24.07	(0.02)		1.01	0.99	—	—	—	—
1999 - Service Shares	23.96	(0.08)		1.00	0.92	—	—	—	—
FOR THE YEARS ENDED JANUARY 31,

1999 - Class A Shares	18.48	(0.03)		6.35	6.32	—	—	(0.77)	(0.77)
1999 - Class B Shares	18.27	(0.12)		6.19	6.07	—	—	(0.77)	(0.77)
1999 - Class C Shares	18.24	(0.10)		6.15	6.05	—	—	(0.77)	(0.77)
1999 - Institutional Shares	18.45	0.01		6.38	6.39	—	—	(0.77)	(0.77)
1999 - Service Shares	18.46	(0.04)		6.31	6.27	—	—	(0.77)	(0.77)

1998 - Class A Shares	16.73	0.02		4.78	4.80	(0.01)	(0.01)	(3.03)	(3.05)
1998 - Class B Shares	16.67	0.02		4.61	4.63	—	—	(3.03)	(3.03)
1998 - Class C Shares (commenced August 15, 1997)	19.73	(0.02)		1.60	1.58	—	(0.04)	(3.03)	(3.07)
1998 - Institutional Shares (commenced August 15, 1997)	19.88	0.02		1.66	1.68	(0.01)	(0.07)	(3.03)	(3.11)
1998 - Service Shares (commenced August 15, 1997)	19.88	(0.01)		1.66	1.65	—	(0.04)	(3.03)	(3.07)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CAPITAL GROWTH FUND

							Ratios assuming
							no expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income (loss)		expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$14.30	(7.38)%	$1,256,521	1.40	%(b)	0.09	%(b)	1.48	% (b)	0.01	%(b)	8%
13.53	(7.71)	204,358	2.15	(b)	(0.66	)(b)	2.23	(b)	(0.74	)(b)	8
13.51	(7.72)	87,161	2.15	(b)	(0.66	)(b)	2.23	(b)	(0.74	)(b)	8
14.57	(7.26)	268,767	1.00	(b)	0.49	(b)	1.08	(b)	0.41	(b)	8
14.19	(7.44)	5,298	1.50	(b)	(0.01	)(b)	1.58	(b)	(0.09	)(b)	8

15.44	(21.74)	1,388,868	1.43		(0.29)		1.47		(0.33)		11
14.66	(22.31)	238,335	2.18		(1.04)		2.22		(1.08)		11
14.64	(22.33)	101,783	2.18		(1.04)		2.22		(1.08)		11
15.71	(21.41)	316,020	1.03		0.11		1.07		0.07		11
15.33	(21.78)	5,976	1.53		(0.39)		1.57		(0.43)		11

19.76	(26.48)	2,001,259	1.44		(0.25)		1.46		(0.27)		18
18.90	(27.06)	338,673	2.19		(1.00)		2.21		(1.02)		18
18.88	(27.00)	127,839	2.19		(1.00)		2.21		(1.02)		18
20.02	(26.18)	444,195	1.04		0.15		1.06		0.13		18
19.63	(26.58)	8,979	1.54		(0.35)		1.56		(0.37)		18

28.95	25.70	2,736,484	1.45		(0.41)		1.47		(0.44)		34
27.99	24.75	451,666	2.20		(1.16)		2.22		(1.19)		34
27.94	24.75	143,126	2.20		(1.16)		2.22		(1.19)		34
29.19	26.18	497,986	1.05		—		1.07		(0.03)		34
28.81	25.53	13,668	1.55		(0.49)		1.57		(0.52)		34

24.96	3.87	1,971,097	1.44	(b)	(0.53	)(b)	1.47	(b)	(0.56	)(b)	18
24.37	3.39	329,870	2.19	(b)	(1.29	)(b)	2.22	(b)	(1.32	)(b)	18
24.33	3.44	87,284	2.19	(b)	(1.29	)(b)	2.22	(b)	(1.32	)(b)	18
25.06	4.11	255,210	1.04	(b)	(0.20	)(b)	1.07	(b)	(0.23	)(b)	18
24.88	3.84	6,466	1.54	(b)	(0.65	)(b)	1.57	(b)	(0.68	)(b)	18

24.03	34.58	1,992,716	1.42		(0.18)		1.58		(0.34)		30
23.57	33.60	236,369	2.19		(0.98)		2.21		(1.00)		30
23.52	33.55	60,234	2.19		(1.00)		2.21		(1.02)		30
24.07	35.02	41,817	1.07		0.11		1.09		0.09		30
23.96	34.34	3,085	1.57		(0.37)		1.59		(0.39)		30

18.48	29.71	1,256,595	1.40		0.08		1.65		(0.17)		62
18.27	28.73	40,827	2.18		(0.77)		2.18		(0.77)		62
18.24	8.83	5,395	2.21	(b)	(0.86	)(b)	2.21	(b)	(0.86	)(b)	62
18.45	9.31	7,262	1.16	(b)	0.18	(b)	1.16	(b)	0.18	(b)	62
18.46	9.18	2	1.50	(b)	(0.16	)(b)	1.50	(b)	(0.16	)(b)	62

 GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders

	Net asset	Net
	value,	investment		Net realized	Total from	From net
	beginning	income		and unrealized	investment	realized
	of period	(loss)		gain (loss)	operations	gains

FOR THE SIX MONTHS ENDED FEBRUARY 28, (Unaudited)

2003 - Class A Shares	$6.95	$(0.01	) (c)	$(0.48)	$(0.49)	$—
2003 - Class B Shares	6.79	(0.04	) (c)	(0.47)	(0.51)	—
2003 - Class C Shares	6.80	(0.04	) (c)	(0.47)	(0.51)	—
2003 - Institutional Shares	7.05	—	(c)(d)	(0.49)	(0.49)	—
2003 - Service Shares	6.97	(0.01	) (c)	(0.48)	(0.49)	—
FOR THE YEARS ENDED AUGUST 31,

2002 - Class A Shares	9.22	(0.06	) (c)	(2.21)	(2.27)	—(d	)
2002 - Class B Shares	9.07	(0.12	) (c)	(2.16)	(2.28)	—(d	)
2002 - Class C Shares	9.08	(0.12	) (c)	(2.16)	(2.28)	—(d	)
2002 - Institutional Shares	9.30	(0.02	) (c)	(2.23)	(2.25)	—(d	)
2002 - Service Shares	9.23	(0.05	) (c)	(2.21)	(2.26)	—(d	)

2001 - Class A Shares	12.52	(0.06	) (c)	(3.24)	(3.30)	—
2001 - Class B Shares	12.40	(0.13	) (c)	(3.20)	(3.33)	—
2001 - Class C Shares	12.42	(0.13	) (c)	(3.21)	(3.34)	—
2001 - Institutional Shares	12.58	(0.02	) (c)	(3.26)	(3.28)	—
2001 - Service Shares	12.52	(0.04	) (c)	(3.25)	(3.29)	—

2000 - Class A Shares	10.06	(0.06	) (c)	2.52	2.46	—
2000 - Class B Shares	10.04	(0.14	) (c)	2.50	2.36	—
2000 - Class C Shares	10.05	(0.14	) (c)	2.51	2.37	—
2000 - Institutional Shares	10.07	(0.01	) (c)	2.52	2.51	—
2000 - Service Shares	10.06	(0.04	) (c)	2.50	2.46	—
FOR THE PERIOD ENDED AUGUST 31,

1999 - Class A Shares (commenced May 24)	10.00	—		0.06	0.06	—
1999 - Class B Shares (commenced May 24)	10.00	(0.03	) (c)	0.07	0.04	—
1999 - Class C Shares (commenced May 24)	10.00	(0.03	) (c)	0.08	0.05	—
1999 - Institutional Shares (commenced May 24)	10.00	0.01		0.06	0.07	—
1999 - Service Shares (commenced May 24)	10.00	(0.01)		0.07	0.06	—

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		expenses		loss to		Portfolio
value, end	Total	period	to average		to average		to average		average net		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		assets		rate

$6.46	(7.05)%	$123,315	1.46	%(b)	(0.44	)% (b)	1.64	%(b)	(0.62	)% (b)	5%
6.28	(7.51)	8,413	2.21	(b)	(1.20	)(b)	2.39	(b)	(1.38	)(b)	5
6.29	(7.50)	5,156	2.21	(b)	(1.20	)(b)	2.39	(b)	(1.38	)(b)	5
6.56	(6.95)	67,432	1.06	(b)	(0.03	)(b)	1.24	(b)	(0.21	)(b)	5
6.48	(7.03)	1	1.56	(b)	(0.30	)(b)	1.74	(b)	(0.48	)(b)	5

6.95	(24.59)	113,813	1.45		(0.66)		1.63		(0.84)		40
6.79	(25.11)	9,781	2.20		(1.41)		2.38		(1.59)		40
6.80	(25.08)	5,109	2.20		(1.41)		2.38		(1.59)		40
7.05	(24.17)	59,130	1.05		(0.27)		1.23		(0.45)		40
6.97	(24.46)	1	1.55		(0.58)		1.73		(0.76)		40

9.22	(26.35)	109,315	1.44		(0.52)		1.67		(0.75)		25
9.07	(26.84)	14,235	2.19		(1.27)		2.42		(1.50)		25
9.08	(26.88)	5,613	2.19		(1.27)		2.42		(1.50)		25
9.30	(26.06)	45,898	1.04		(0.15)		1.27		(0.38)		25
9.23	(26.27)	1	1.54		(0.37)		1.77		(0.60)		25

12.52	24.46	92,271	1.44		(0.50)		1.63		(0.69)		19
12.40	23.51	17,149	2.19		(1.24)		2.38		(1.43)		19
12.42	23.58	7,287	2.19		(1.24)		2.38		(1.43)		19
12.58	24.93	22,910	1.04		(0.09)		1.23		(0.28)		19
12.52	24.45	2	1.54		(0.35)		1.73		(0.54)		19

10.06	0.60	10,371	1.44	(b)	(0.17	)(b)	11.70	(b)	(10.43	)(b)	7
10.04	0.40	3,393	2.19	(b)	(0.97	)(b)	12.45	(b)	(11.23	)(b)	7
10.05	0.50	2,388	2.19	(b)	(0.99	)(b)	12.45	(b)	(11.25	)(b)	7
10.07	0.70	5,981	1.04	(b)	0.24	(b)	11.30	(b)	(10.02	)(b)	7
10.06	0.60	2	1.54	(b)	(0.24	)(b)	11.80	(b)	(10.50	)(b)	7

 GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout the Period

		Income (loss) from
		investment operations
	Net asset
	value,	Net	Net realized	Total from
	beginning	investment	and unrealized	investment
	of period	loss(c)	loss	operations

FOR THE PERIOD ENDED FEBRUARY 28, (Unaudited)

2003 - Class A Shares (commenced September 3, 2002)	$10.00	$(0.03)	$(0.34)	$(0.37)
2003 - Class B Shares (commenced September 3, 2002)	10.00	(0.07)	(0.33)	(0.40)
2003 - Class C Shares (commenced September 3, 2002)	10.00	(0.08)	(0.33)	(0.41)
2003 - Institutional Shares (commenced September 3, 2002)	10.00	(0.02)	(0.33)	(0.35)
2003 - Service Shares (commenced September 3, 2002)	10.00	(0.03)	(0.34)	(0.37)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

					Ratios assuming no
					expense reductions

				Ratio of	Ratio of	Ratio of
		Net assets,	Ratio of	net investment	expenses	net investment
Net asset		end of	net expenses	loss to	to average	loss to	Portfolio
value, end	Total	period	to average	average	net	average	turnover
of period	return(a)	(in 000s)	net assets(b)	net assets(b)	assets(b)	net assets(b)	rate

$9.63	(3.70)%	$22,238	1.48%	(0.68)%	3.58%	(2.78)%	8%
9.60	(4.00)	59	2.23	(1.43)	4.33	(3.53)	8
9.59	(4.10)	9	2.23	(1.49)	4.33	(3.59)	8
9.65	(3.50)	9,061	1.08	(0.30)	3.18	(2.40)	8
9.63	(3.70)	1	1.58	(0.66)	3.68	(2.76)	8

 GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders

	Net asset	Net
	value,	investment		Net realized	Total from	From net
	beginning	income		and unrealized	investment	realized
	of period	(loss)		gain (loss)	operations	gains

FOR THE SIX MONTHS ENDED FEBRUARY 28, (Unaudited)

2003 - Class A Shares	$14.09	$(0.04	) (c)	$(0.53)	$(0.57)	$—
2003 - Class B Shares	13.84	(0.09	) (c)	(0.53)	(0.62)	—
2003 - Class C Shares	13.74	(0.09	) (c)	(0.52)	(0.61)	—
2003 - Institutional Shares	14.27	(0.02	) (c)	(0.54)	(0.56)	—
2003 - Service Shares	14.03	(0.05	) (c)	(0.53)	(0.58)	—
FOR THE YEARS ENDED AUGUST 31,

2002 - Class A Shares	18.11	(0.15	) (c)	(3.87)	(4.02)	—
2002 - Class B Shares	17.92	(0.27	) (c)	(3.81)	(4.08)	—
2002 - Class C Shares	17.80	(0.27	) (c)	(3.79)	(4.06)	—
2002 - Institutional Shares	18.26	(0.08	) (c)	(3.91)	(3.99)	—
2002 - Service Shares	18.05	(0.16	) (c)	(3.86)	(4.02)	—

2001 - Class A Shares	19.50	(0.14	) (c)	(0.66)	(0.80)	(0.59)
2001 - Class B Shares	19.45	(0.28	) (c)	(0.66)	(0.94)	(0.59)
2001 - Class C Shares	19.31	(0.28	) (c)	(0.64)	(0.92)	(0.59)
2001 - Institutional Shares	19.59	(0.07	) (c)	(0.67)	(0.74)	(0.59)
2001 - Service Shares	19.45	(0.16	) (c)	(0.65)	(0.81)	(0.59)

2000 - Class A Shares	10.13	(0.11	) (c)	9.71	9.60	(0.23)
2000 - Class B Shares	10.18	(0.24	) (c)	9.74	9.50	(0.23)
2000 - Class C Shares	10.10	(0.24	) (c)	9.68	9.44	(0.23)
2000 - Institutional Shares	10.13	(0.04	) (c)	9.73	9.69	(0.23)
2000 - Service Shares	10.12	(0.12	) (c)	9.68	9.56	(0.23)
FOR THE PERIOD ENDED AUGUST 31,

1999 - Class A Shares (commenced May 24)	10.00	(0.01	) (c)	0.14	0.13	—
1999 - Class B Shares (commenced May 24)	10.00	(0.03	) (c)	0.21	0.18	—
1999 - Class C Shares (commenced May 24)	10.00	(0.03	) (c)	0.13	0.10	—
1999 - Institutional Shares (commenced May 24)	10.00	0.01		0.12	0.13	—
1999 - Service Shares (commenced May 24)	10.00	—		0.12	0.12	—

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		expenses		loss to		Portfolio
value, end	Total	period	to average		to average		to average		average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$13.52	(4.05)%	$328,871	1.53	%(b)	(0.65	)%(b)	1.53	% (b)	(0.65	)%(b)	28%
13.22	(4.48)	63,521	2.28	(b)	(1.41	)(b)	2.28	(b)	(1.41	)(b)	28
13.13	(4.37)	46,301	2.28	(b)	(1.41	)(b)	2.28	(b)	(1.41	)(b)	28
13.71	(3.92)	128,776	1.13	(b)	(0.26	)(b)	1.13	(b)	(0.26	)(b)	28
13.45	(4.13)	435	1.63	(b)	(0.75	)(b)	1.63	(b)	(0.75	)(b)	28

14.09	(22.20)	368,361	1.51		(0.87)		1.51		(0.87)		69
13.84	(22.77)	68,639	2.26		(1.62)		2.26		(1.62)		69
13.74	(22.81)	47,581	2.26		(1.62)		2.26		(1.62)		69
14.27	(21.89)	134,954	1.11		(0.47)		1.11		(0.47)		69
14.03	(22.27)	471	1.61		(0.99)		1.61		(0.99)		69

18.11	(4.17)	428,981	1.54		(0.74)		1.54		(0.74)		66
17.92	(4.92)	73,776	2.29		(1.49)		2.29		(1.49)		66
17.80	(4.85)	47,738	2.29		(1.49)		2.29		(1.49)		66
18.26	(3.79)	128,182	1.14		(0.34)		1.14		(0.34)		66
18.05	(4.24)	232	1.64		(0.84)		1.64		(0.84)		66

19.50	95.73	188,199	1.52		(0.64)		1.61		(0.73)		73
19.45	94.27	42,061	2.27		(1.38)		2.36		(1.47)		73
19.31	94.43	26,826	2.27		(1.38)		2.36		(1.47)		73
19.59	96.67	49,921	1.12		(0.23)		1.21		(0.32)		73
19.45	95.41	3	1.62		(0.69)		1.71		(0.78)		73

10.13	1.30	8,204	1.44	(b)	(0.27	)(b)	14.15	(b)	(12.98	)(b)	27
10.18	1.80	520	2.19	(b)	(1.04	)(b)	14.90	(b)	(13.75	)(b)	27
10.10	1.00	256	2.19	(b)	(1.12	)(b)	14.90	(b)	(13.83	)(b)	27
10.13	1.30	5,223	1.04	(b)	0.39	(b)	13.75	(b)	(12.32	)(b)	27
10.12	1.20	2	1.54	(b)	0.03	(b)	14.25	(b)	(12.68	)(b)	27

 GOLDMAN SACHS GROWTH EQUITY FUNDS

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting of Shareholders of the Goldman Sachs Trust (the “Trust”) was held on December 16, 2002 (the “Meeting”) for the purpose of electing nine trustees of the Trust.

At the Meeting, Ashok N. Bakhru, Gary D. Black, Patrick T. Harker, James A. McNamara, Mary Patterson McPherson, Alan A. Shuch, Wilma J. Smelcer, Richard P. Strubel and Kaysie P. Uniacke were elected to the Trust’s Board of Trustees. In electing trustees, the Trust’s shareholders voted as follows:

Trustee	For	Against	Abstain	Broker Non-Votes

Ashok N. Bakhru	38,115,103,054	0	78,161,501	0

Gary D. Black	38,118,912,965	0	74,351,590	0

Patrick T. Harker	38,118,709,249	0	74,555,307	0

James A. McNamara	38,118,863,514	0	74,401,042	0

Mary Patterson McPherson	38,117,855,582	0	75,408,974	0

Alan A. Shuch	38,117,329,648	0	75,934,908	0

Wilma J. Smelcer	38,117,103,238	0	76,161,317	0

Richard P. Strubel	38,116,893,596	0	76,370,960	0

Kaysie P. Uniacke	38,116,693,245	0	76,571,311	0

FUNDS PROFILE

Goldman Sachs Funds

THE GOLDMAN SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

- Global Resources and Global Research
- Team Approach
- Disciplined Processes

Innovative, Value-Added Investment Products

- Thoughtful Solutions
- Risk Management

Outstanding Client Service

- Dedicated Service Teams
- Excellence and Integrity

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, **Goldman Sachs Asset Management, L.P.** and other units of the **Investment Management Division** of Goldman Sachs serve a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $329.6 billion in assets under management as of December 31, 2002 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.


INTERNATIONAL EQUITY
Higher Risk/Return
DOMESTIC EQUITY
ASSET ALLOCATION PORTFOLIOS
SPECIALTY
FIXED INCOME
MONEY MARKET
Lower Risk/Return

International Equity Funds

- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE℠ International Equity Fund

Domestic Equity Funds

- Small Cap Value Fund
- CORE℠ Small Cap Equity Fund
- Mid Cap Value Fund
- Concentrated Growth Fund[†]
- Growth Opportunities Fund
- Research Select Fund℠
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE℠ Large Cap Growth Fund
- CORE℠ Large Cap Value Fund
- CORE℠ U.S. Equity Fund
- CORE℠ Tax-Managed Equity Fund

Specialty Funds

- Internet Tollkeeper Fund℠
- Real Estate Securities Fund

Asset Allocation Funds

- Balanced Fund
- Asset Allocation Portfolios

Fixed Income Funds

- High Yield Municipal Fund
- Global Income Fund
- High Yield Fund
- Core Fixed Income Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Ultra-Short Duration Government Fund*
- Enhanced Income Fund

Money Market Funds[1]

[1] *An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.*

The Goldman Sachs Research Select Fund℠, Internet Tollkeeper Fund℠ and CORE℠ are service marks of Goldman, Sachs & Co.

* *Effective July 1, 2002 the Adjustable Rate Government Fund was renamed the Ultra-Short Duration Government Fund.*

† *The Goldman Sachs Concentrated Growth Fund was launched on September 3, 2002.*

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005 TRUSTEES Ashok N. Bakhru, Chairman Gary D. Black Patrick T. Harker James A. McNamara Mary Patterson McPherson Alan A. Shuch Wilma J. Smelcer Richard P. Strubel Kaysie P. Uniacke GOLDMAN, SACHS & CO. Distributor and Transfer Agent OFFICERS Kaysie P. Uniacke, President James A. Fitzpatrick, Vice President James A. McNamara, Vice President John M. Perlowski, Treasurer Howard B. Surloff, Secretary GOLDMAN SACHS ASSET MANAGEMENT, L. P. Investment Adviser Visit our internet address: www.gs.com/funds The reports concerning the Funds included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus for the Funds. Investors should read the Prospectus carefully before investing or sending money. The Strategic Growth Fund may participate in the Initial Public Offering (IPO) market, and a portion of the Fund’s returns consequently may be attributable to its investment in IPOs, which may have a magnified impact due to the Fund’s small asset base. As the Fund’s assets grow, it is probable that the effect of the Fund’s investment in IPOs on its total returns may not be as significant. A Funds’ foreign investments may be more volatile than an investment in U.S. securities and are subject to the risks of currency fluctuations and political developments. Goldman, Sachs & Co. is the distributor of the Fund. Copyright 2003 Goldman, Sachs & Co. All rights reserved. Date of first use: April 29, 2003 / 03- 521 GROWTHSAR / 157.3K / 04-03

ITEM 2.	CODE OF ETHICS.

Not applicable to semi-annual reports for the period ended February 28, 2003.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports for the period ended February 28, 2003.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports for the period ended February 28, 2003.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	CONTROLS AND PROCEDURES.

(a)	Not applicable to semi-annual reports for the period ended February 28, 2003.

(b)	In the last 90 days, there have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 10.	EXHIBITS.

(a)	Not applicable to semi-annual reports for the period ended February 28, 2003.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer of
Goldman Sachs Trust

Date:	May 2, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer of
Goldman Sachs Trust

Date:	May 2, 2003

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer of
Goldman Sachs Trust

Date:	May 2, 2003